Putnam
Global Natural
Resources
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

After a semiannual period marked by negative economic and market news, beginning with the traumatic events of September 11 and climaxing with the Enron collapse, Putnam Global Natural Resources Fund closed its books with a slight gain at net asset value. The management team will explain in the following pages the reasons behind the fund's performance and discuss expectations for the future.

The team's discussion will provide you with a good understanding of what has been driving your fund's performance. As you read, you may notice that the team is listed, rather than individual managers. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively overseen by teams.

As your fund begins the second half of its fiscal year, dealing with the many uncertainties that have afflicted the markets in recent months, shareholders can take comfort in Putnam's extensive internal research capabilities. The management team relies heavily on these capabilities to sort through the myriad issues that comprise today's market.

We know that Putnam Investments values its relationship with you and its other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/  JOHN A. HILL                 /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 11, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Natural Resources Team

Investments in natural resources have several attractive features, but perhaps the most valuable is their stability relative to the more unpredictable sectors of the economy. This stability results from the fact that demand for energy and basic material products such as oil, natural gas, paper, metals, and chemicals changes gradually, generally over long time periods. However, performance of the stocks in these industries can change more quickly, depending on market conditions. During the past six months, natural resource stocks generally outperformed the broader market amid significant overall volatility. The ups and downs were caused by significant shifts in the outlook for the global economy. During the period, your fund posted a small gain at net asset value (NAV) but underperformed its Lipper peer group. This was due in part to energy holdings that declined in response to Enron's problems. However, your fund outperformed the Standard & Poor's 500[REGISTRATION MARK] Index, which lost value over the period. More information can be found on page 7.

Total return for 6 months ended 2/28/02

        Class A          Class B          Class C          Class M
     NAV      POP      NAV     CDSC     NAV     CDSC     NAV      POP
-----------------------------------------------------------------------
    1.38%   -4.43%    1.01%   -3.52%   1.05%    0.14%   1.10%   -2.41%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* FISCAL PERIOD ENCOMPASSED MINIATURE ECONOMIC CYCLE

Market sentiment at the beginning of the fund's fiscal period on September 1 was dominated by the downswing in the U.S. and the global economy. The tragic terrorist attacks of September 11 caused a further decline in business and consumer spending, ending any hope that a recession could be avoided. However, this capitulation cleared the path to recovery. From October to December, basic materials stock prices generally rallied as investors looked toward a cyclical upswing and energy issues were pressured by falling oil and gas prices. Already there is evidence that economic recovery may be on the way.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*


Oil and gas         51.7%

Energy              15.3%

Chemicals           10.0%

Metals               7.0%

Paper and
forest products      7.0%

Footnote reads:
*  Based on net assets as of 2/28/02. Holdings will vary over time.


Fund Profile

Putnam Global Natural Resources Fund seeks capital appreciation by investing in stocks of companies in the energy and natural resources industries. The fund targets companies in markets worldwide, in industries such as oil and gas, chemicals, metals and mining, utilities, and paper and forest products. The fund may be appropriate for investors seeking long-term growth of capital.

Although natural resources stocks generally outperformed the broad stock market during the semiannual period, they nonetheless experienced dramatic shifts. In the immediate aftermath of September 11, natural resource stocks fell because of their sensitivity to the economic cycle. Oil stocks fell even as oil prices spiked, reflecting widespread uncertainty regarding threats of terrorism and what form the U.S. military response might take. These market trends reversed course as October began. Markets calmed as weeks passed before the United States took action. The initial phase of U.S. attacks focused on Afghanistan and did not involve any oil-producing nations. Meanwhile, Russia increased its oil output, sparking a price war with Saudi Arabia.

Basic materials stocks generally outperformed oil stocks from October until December as investors in many global markets began to anticipate an economic recovery. We shifted some assets into basic materials stocks to take advantage of this trend while oil prices were weak. This decision benefited the fund's performance. We began to favor oil and gas stocks again in January as oil prices firmed.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

TotalFinaElf SA ADR
France
Oil and gas

Exxon Mobil Corp.
United States
Oil and gas

Schlumberger, Ltd.
United States
Energy

Royal Dutch Petroleum Co.
Netherlands
Oil and gas

BP PLC ADR
United Kingdom
Oil and gas

Baker Hughes, Inc.
United States
Energy

E.I. du Pont de Nemours & Co.
United States
Chemicals

Talisman Energy, Inc.
Canada
Oil and gas

Chevron Texaco Corp.
United States
Oil and gas

Ocean Energy, Inc.
United States
Oil and gas

Footnote reads:
These holdings represent 47.9% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.


Enron was a significant issue for the fund during the period. The fund felt the impact of the early stages of Enron's decline. We sold the fund's Enron position during October when details about its off-balance-sheet partnerships emerged. The portfolio held two other stocks, Calpine and El Paso Corp., that suffered from Enron's spillover effects. Like Enron, El Paso struggled because of concerns regarding its trading operations and partnerships. Also, when Enron disappeared as an energy purchaser, it caused further problems for Calpine, an independent energy producer, and El Paso, which operates natural gas pipelines. Calpine was sold from the portfolio during the period and El Paso had begun to recover toward the end of the period after declining in December. Although these holdings, as well as others mentioned in this report, were viewed favorably by fund management at the end of the reporting period, all are subject to review in accordance with the fund's strategy.

* FUND MADE OPPORTUNISTIC PURCHASES IN UNUSUAL CIRCUMSTANCES

As part of our investment strategy, we research economic conditions that influence the attractiveness of different natural resource sectors. This is an important supplement to our bottom-up, fundamental, company-by-company analysis. We select stocks that we consider undervalued and have strong prospects for earnings growth. In recent years, our stock research capabilities have been increasingly important, as the oil, chemical, and paper industries have experienced significant restructuring. The leading companies have focused on reducing business costs and generating more consistent profit growth. Current examples include holdings like Total Fina Elf of France in the oil industry and Weyerhaeuser in the paper industry; these companies appear to be especially well positioned because they control costs and capital expenditures wisely.

We also make opportunistic purchases. In the past six months, we bought Dynegy, a rival of Enron, when it appeared the company was going to be able to purchase Enron's assets cheaply. Dynegy appreciated in the brief period we owned it, but we sold it as more and more details about Enron's conditions emerged. Dynegy later refused to acquire Enron's operations.

In addition to stock selection, we seek to enhance returns by shifting assets among sectors. Our decisions are guided by the sensitivity of each industry to economic forces. Within the energy sector, for example, oil exploration companies tend to be volatile and perform best when oil prices are rising. Conversely, the large oil companies, considered "integrated" because they both produce oil and supply it to the retail market, tend to perform best later in the economic cycle when oil prices are firm and demand is strong. Most basic materials stocks tend to perform best early in an economic cycle.

* HIGHER OIL PRICES WERE AMONG SEVERAL FAVORABLE INDUSTRY TRENDS

We are currently monitoring trends across several natural resource sectors that are favorable for investors. The oil sector, the largest represented in the fund, should be supported by crude oil prices above $20 per barrel, according to our analysis. While political tensions in the Middle East are a factor in the short term, the issue that we expect to persist longer is the lack of new non-OPEC supplies. Geological exploration efforts have found few large new oil deposits in easily accessible areas. Current sources of production outside the OPEC nations, such as the United Kingdom's North Sea reserves, are being depleted. New drilling will have to focus more on deep-water sites, which are difficult and expensive to tap. In other words, there is a lid on supply for the foreseeable future. There will be strong demand for deep-sea exploration and we like the prospects for companies such as Ocean Energy and GlobalSantaFe. Murphy Oil is also well positioned in oil exploration and its stock is attractively valued.

The paper industry is attractive for similar reasons. In the past several years, the industry leaders have focused on reducing production capacity as a way of cutting costs and stabilizing prices. Mergers within the industry are supporting this process. The steel industry stands in need of consolidation. Steel stocks have done well in recent months primarily because the Bush administration has opted to impose tariffs on some imported steel, protecting U.S. producers from price competition. Fund holding Nucor, the largest U.S. steel producer, did well during the period. Though we sold it on valuation concerns, it has continued to rise.

* FUND FAVORING ENERGY AS ECONOMY RESUMES MODERATE GROWTH

As the second half of the fund's fiscal year begins, the portfolio is positioned with a bias toward energy stocks over the basic materials holdings. Gasoline prices have already started to rise, which helps the earnings of oil companies. The economic recovery will encourage travel during the summer vacation season, but we expect the pace of overall growth will remain moderate. In these conditions, we expect basic materials stocks may pause after their recent gains.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.

NEW REPORT COVER REFLECTS "BLEND" INVESTMENT STYLE

You may have noticed that the color of this report has changed. Its new color -- blue -- indicates that your fund is managed in what we now refer to as the "blend" investment style. Your fund, like other blend funds, has always had the flexibility to invest in both growth stocks (those of companies with strong potential for above-average growth) and value stocks (those of well-established businesses that are priced attractively). Blend funds search for companies whose long-term business worth is believed to be more than their current stock prices indicate. The blend approach makes it possible for your fund to outperform regardless of whether growth stocks or value stocks are in favor.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.




TOTAL RETURN FOR PERIODS ENDED 2/28/02

                             Class A         Class B         Class C         Class M
(inception dates)           (7/24/80)        (2/1/94)        (7/26/99)       (7/3/95)
                          NAV      POP     NAV     CDSC    NAV     CDSC    NAV      POP
---------------------------------------------------------------------------------------
6 months                 1.38%   -4.43%   1.01%  -3.52%   1.05%   0.14%   1.10%  -2.41%
---------------------------------------------------------------------------------------
1 year                  -4.25    -9.74   -4.95   -9.21   -4.95   -5.80   -4.73   -8.08
---------------------------------------------------------------------------------------
5 years                 35.99    28.18   30.92   29.07   31.06   31.06   32.44   27.79
Annual average           6.34     5.09    5.54    5.24    5.56    5.56    5.78    5.03
---------------------------------------------------------------------------------------
10 years               140.29   126.49  122.81  122.81  122.99  122.99  128.26  120.26
Annual average           9.16     8.52    8.34    8.34    8.35    8.35    8.60    8.22
---------------------------------------------------------------------------------------
Annual average
(life of fund)           6.85     6.56    5.95    5.95    5.99    5.99    6.22    6.04
---------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/02

                                                         Lipper Natural
                             Standard & Poor's              Resources
                                500 Index                    Average
-----------------------------------------------------------------------
6 months                         -1.67%                       3.49%
-----------------------------------------------------------------------
1 year                           -9.51                       -5.09
-----------------------------------------------------------------------
5 years                          50.03                       25.78
Annual average                    8.45                        4.36
-----------------------------------------------------------------------
10 years                        228.15                      158.79
Annual average                   12.62                        9.47
-----------------------------------------------------------------------
Annual average
(life of fund)                   14.58                       10.70
-----------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/02

                             Class A        Class B        Class C           Class M
--------------------------------------------------------------------------------------
Distributions (number)          1              1              1                 1
--------------------------------------------------------------------------------------
Income                       $0.116            --          $0.008               --
--------------------------------------------------------------------------------------
Capital gains
  Long-term                   1.253          1.253          1.253              1.253
--------------------------------------------------------------------------------------
  Short-term                  0.626          0.626          0.626              0.626
--------------------------------------------------------------------------------------
  Total                      $1.995         $1.879         $1.887             $1.879
--------------------------------------------------------------------------------------
Share value:               NAV     POP        NAV            NAV           NAV     POP
--------------------------------------------------------------------------------------
8/31/01                  $19.58  $20.77     $19.14      $19.34  $19.43       $20.13
--------------------------------------------------------------------------------------
2/28/02                   17.73   18.81      17.34       17.54   17.65        18.29
--------------------------------------------------------------------------------------





TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                        Class A          Class B         Class C         Class M
(inception dates)      (7/24/80)        (2/1/94)        (7/26/99)       (7/3/95)
                     NAV       POP    NAV      CDSC   NAV      CDSC    NAV      POP
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
6 months            20.50%  13.57%    20.08%  15.08%  20.03%  19.03%  20.24%  16.01%
-------------------------------------------------------------------------------------------
1 year               6.96    0.78      6.14    1.38    6.12    5.16    6.47    2.74
-------------------------------------------------------------------------------------------
5 years             46.43   37.99     40.95   38.97   41.06   41.06   42.72   37.70
Annual average       7.93    6.65      7.11    6.80    7.12    7.12    7.37    6.61
-------------------------------------------------------------------------------------------
10 years           163.50  148.36    144.26  144.26  144.37  144.37  150.43  141.63
Annual average      10.17    9.52      9.34    9.34    9.35    9.35    9.61    9.22
-------------------------------------------------------------------------------------------
Annual average
(life of fund)      7.17     6.88      6.27    6.27    6.30    6.30    6.54    6.37
-------------------------------------------------------------------------------------------


Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stock performance. The index assumes reinvestment of all distributions and does not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

COMMON STOCKS (96.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Agriculture (2.3%)
-------------------------------------------------------------------------------------------------------------------
            227,100 Monsanto Co.                                                                     $    7,031,016

Chemicals (10.0%)
-------------------------------------------------------------------------------------------------------------------
             48,900 Air Products & Chemicals, Inc.                                                        2,371,650
            357,600 Crompton Corp.                                                                        3,554,544
            195,100 E.I. du Pont de Nemours & Co.                                                         9,138,484
             17,500 Eastman Chemical Co.                                                                    770,000
            184,500 Engelhard Corp.                                                                       5,308,065
            219,500 Hercules, Inc. (NON)                                                                  2,743,750
            134,400 Rohm & Haas Co.                                                                       5,162,304
             29,800 Syngenta AG (Switzerland)                                                             1,645,935
                                                                                                      -------------
                                                                                                         30,694,732

Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
             23,400 Lafarge (France)                                                                      2,013,514

Electric Utilities (2.2%)
-------------------------------------------------------------------------------------------------------------------
             52,100 Allegheny Energy, Inc.                                                                1,801,097
             46,600 Exelon Corp.                                                                          2,296,448
             52,700 FPL Group, Inc.                                                                       2,798,897
                                                                                                      -------------
                                                                                                          6,896,442

Energy (15.3%)
-------------------------------------------------------------------------------------------------------------------
            314,400 Baker Hughes, Inc.                                                                   11,101,464
            114,700 BJ Services Co. (NON)                                                                 3,802,305
            105,500 Cooper Cameron Corp. (NON)                                                            4,736,950
             63,200 ENSCO International, Inc.                                                             1,609,704
            218,247 GlobalSantaFe Corp.                                                                   6,034,530
            136,100 Halliburton Co.                                                                       2,240,206
            283,900 Schlumberger, Ltd.                                                                   16,525,819
             35,519 Transocean Sedco Forex, Inc.                                                            994,887
                                                                                                      -------------
                                                                                                         47,045,865

Metals (7.0%)
-------------------------------------------------------------------------------------------------------------------
            227,300 Agnico-Eagle Mines, Ltd. (Canada)                                                     2,754,876
            162,700 Alcoa, Inc.                                                                           6,112,639
            301,842 BHP, Ltd. ADR (Australia)                                                             3,682,472
             26,574 Freeport-McMoRan Copper & Gold, Inc. Class A (NON)                                      386,120
            149,500 Phelps Dodge Corp.                                                                    5,667,545
            141,900 Rio Tinto PLC (United Kingdom)                                                        2,853,800
                                                                                                      -------------
                                                                                                         21,457,452

Natural Gas Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
             44,117 El Paso Corp.                                                                         1,724,092

Oil & Gas (51.7%)
-------------------------------------------------------------------------------------------------------------------
             99,900 Amerada Hess Corp.                                                                    6,920,073
            102,190 Apache Corp.                                                                          5,390,523
            293,052 BP PLC ADR (United Kingdom)                                                          14,520,727
            104,800 Canadian Natural Resources (Canada)                                                   3,053,727
             98,654 ChevronTexaco Corp.                                                                   8,330,344
            145,053 Conoco, Inc.                                                                          4,012,166
             57,000 Enterprise Oil PLC (United Kingdom)                                                   1,489,980
            659,200 Exxon Mobil Corp.                                                                    27,224,960
             44,800 Murphy Oil Corp.                                                                      3,860,864
            138,000 Noble Drilling Corp. (NON)                                                            4,861,740
            190,200 Occidental Petroleum Corp.                                                            5,104,968
            422,600 Ocean Energy, Inc.                                                                    7,712,450
             17,180 Phillips Petroleum Co.                                                                1,015,510
             61,300 Pogo Producing Co.                                                                    1,655,100
            286,500 Royal Dutch Petroleum Co. (Netherlands) (SEG)                                        14,717,505
             95,500 Suncor Energy, Inc. (Canada)                                                          3,180,952
            225,300 Talisman Energy, Inc. (Canada)                                                        8,536,617
            395,444 TotalFinaElf SA ADR (France)                                                         29,084,906
            126,505 Unocal Corp.                                                                          4,545,325
             53,400 Valero Energy Corp.                                                                   2,287,122
             50,000 W-H Energy Services, Inc. (NON)                                                       1,123,500
                                                                                                      -------------
                                                                                                        158,629,059

Paper & Forest Products (7.0%)
-------------------------------------------------------------------------------------------------------------------
            101,300 Boise Cascade Corp.                                                                   3,641,735
             81,700 Georgia-Pacific Corp.                                                                 2,095,605
            626,000 Jefferson Smurfit Group PLC (Ireland)                                                 1,431,171
            284,700 Louisiana-Pacific Corp.                                                               2,872,623
            449,700 Sappi, Ltd. ADR (South Africa)                                                        5,891,070
             69,800 Smurfit-Stone Container Corp. (NON)                                                   1,138,438
             68,800 Weyerhaeuser Co.                                                                      4,253,216
                                                                                                      -------------
                                                                                                         21,323,858
                                                                                                      -------------
                    Total Common Stocks (cost $261,537,223)                                          $  296,816,030

CONVERTIBLE BONDS AND NOTES (1.4%) (a) (cost $3,423,500)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         3,300,000 Freeport-McMoRan Copper & Gold, Inc.
                    144A cv. sr. notes 8 1/4s, 2006                                                  $    4,205,850

SHORT-TERM INVESTMENTS (5.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        14,323,840 Short-term investments held as collateral
                    for loaned securities with yields ranging
                    from 1.74% to 1.95% and due dates
                    ranging from March 1, 2002 to
                    March 28, 2002 (d)                                                               $   14,313,700
          2,528,000 Interest in $1,000,000,000 joint
                    tri-party purchase agreement dated
                    February 28, 2002 with S.B.C. Warburg
                    Inc. due March 1, 2002 with respect to
                    various U.S. Government obligations --
                    maturity value of $2,528,133 for an
                    effective yield of 1.90%                                                              2,528,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $16,841,700)                                  $   16,841,700
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $281,802,423) (b)                                        $  317,863,580
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $306,750,160.

  (b) The aggregate identified cost on a tax basis is $285,644,248, resulting in gross unrealized appreciation and depreciation of $38,275,293 and $6,055,961, respectively, or net unrealized appreciation of $32,219,332.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February
      28, 2002.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at February 28, 2002:
      (as percentage of Market Value)

           Australia            1.2%
           Canada               5.8
           France              10.3
           Netherlands          4.9
           South Africa         2.0
           United Kingdom       6.3
           United States       68.5
           Other                1.0
                               ----
           Total              100.0%

------------------------------------------------------------------------------
Futures Contracts Outstanding at February 28, 2002 (Unaudited)
                                  Aggregate Face   Expiration     Unrealized
                    Total Value       Value          Date        Depreciation
------------------------------------------------------------------------------
CME-SP500 (Long)     $830,175        $831,647       Mar-02         $(1,472)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $13,813,780 of
securities on loan (identified cost $281,802,423) (Note 1)                     $317,863,580
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   2,449,240
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              517,515
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    4,375,426
-------------------------------------------------------------------------------------------
Total assets                                                                    325,205,761

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                  1,027,159
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 1,472
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,926,417
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          381,395
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        507,154
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           86,651
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       24,244
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,538
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              157,704
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                               14,313,700
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               28,167
-------------------------------------------------------------------------------------------
Total liabilities                                                                18,455,601
-------------------------------------------------------------------------------------------
Net assets                                                                     $306,750,160

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $285,798,515
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         92,457
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (15,200,330)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                     36,059,518
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding      $306,750,160

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($190,689,479 divided by 10,755,337 shares)                                          $17.73
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.73)*                              $18.81
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($102,443,355 divided by 5,908,045 shares)**                                         $17.34
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($9,063,996 divided by 516,897 shares)**                                             $17.54
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,553,330 divided by 257,926 shares)                                               $17.65
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.65)*                              $18.29
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $20,737)                                      $  2,276,052
-------------------------------------------------------------------------------------------
Interest                                                                            207,766
-------------------------------------------------------------------------------------------
Securities lending                                                                   23,541
-------------------------------------------------------------------------------------------
Total investment income                                                           2,507,359

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,025,384
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      230,844
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    7,299
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,691
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               225,920
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               502,781
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                38,284
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                17,089
-------------------------------------------------------------------------------------------
Other                                                                               103,925
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,156,217
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (41,097)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,115,120
-------------------------------------------------------------------------------------------
Net investment income                                                               392,239
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (11,944,956)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,254,886
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             600
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                    (758)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                     12,981,392
-------------------------------------------------------------------------------------------
Net gain on investments                                                           2,291,164
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $  2,683,403
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $    392,239    $   1,345,379
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (10,689,470)      36,180,932
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies           12,980,634      (51,895,300)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                         2,683,403      (14,368,989)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                             (1,188,254)      (1,116,089)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --               --
--------------------------------------------------------------------------------------------------
   Class C                                                                 (3,600)         (11,829)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --             (608)
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                            (19,247,665)     (13,346,559)
--------------------------------------------------------------------------------------------------
   Class B                                                            (10,364,883)      (8,148,178)
--------------------------------------------------------------------------------------------------
   Class C                                                               (845,652)        (332,821)
--------------------------------------------------------------------------------------------------
   Class M                                                               (459,443)        (436,512)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      16,806,874       12,642,344
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (12,619,220)     (25,119,241)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   319,369,380      344,488,621
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $92,457 and $892,072, respectively)                        $306,750,160     $319,369,380
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                      Six months
                                         ended
Per-share                             February 28
operating performance                 (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                         2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $19.58       $21.79       $19.98       $15.28       $22.13       $18.03
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                 .05          .14          .14          .20          .20          .25
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                .10         (.79)        2.17         5.91        (5.47)        5.18
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .15         (.65)        2.31         6.11        (5.27)        5.43
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                        (.12)        (.12)        (.19)        (.23)        (.21)        (.16)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (1.88)       (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments               --           --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (2.00)       (1.56)        (.50)       (1.41)       (1.58)       (1.33)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $17.73       $19.58       $21.79       $19.98       $15.28       $22.13
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   1.38*       (3.25)       12.07        42.50       (25.34)       31.39
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $190,689     $192,785     $206,190     $200,824     $157,589     $239,539
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 .59*        1.14         1.15         1.16         1.20         1.23
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 .28*         .69          .74         1.09          .95         1.26
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  50.09*      102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                           February 28
operating performance               (Unaudited)                       Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                       2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.14       $21.37       $19.61       $15.00       $21.77       $17.81
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.02)        (.01)        (.01)         .06          .04          .10
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10         (.78)        2.13         5.81        (5.37)        5.11
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .08         (.79)        2.12         5.87        (5.33)        5.21
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.05)        (.08)        (.07)        (.08)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.88)       (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.88)       (1.44)        (.36)       (1.26)       (1.44)       (1.25)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.34       $19.14       $21.37       $19.61       $15.00       $21.77
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.01*       (3.98)       11.19        41.42       (25.91)       30.40
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $102,443     $113,258     $126,004     $146,228     $107,252     $142,442
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .96*        1.89         1.90         1.91         1.95         1.98
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.11)*       (.07)        (.04)         .35          .21          .52
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.09*      102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                   Six months
                                      ended                              For the period
Per-share                          February 28         Year ended        July 26, 1999+
operating performance              (Unaudited)          August 31         to August 31
----------------------------------------------------------------------------------------
                                       2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.34       $21.64       $19.98       $19.78
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)               (.01)          --(d)       .03          .02
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10         (.81)        2.12          .18
----------------------------------------------------------------------------------------
Total from
investment operations                    .09         (.81)        2.15          .20
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.01)        (.05)        (.18)          --
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.88)       (1.44)        (.31)          --
----------------------------------------------------------------------------------------
Total distributions                    (1.89)       (1.49)        (.49)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.54       $19.34       $21.64       $19.98
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.05*       (4.03)       11.22         1.01*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $9,064       $7,878       $4,040         $209
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .96*        1.89         1.90          .19*
----------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.09)*       (.02)         .14          .13*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.09*      102.45       199.50       118.37
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                   Six months
                                      ended
Per-share                          February 28
operating performance              (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                       2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $19.43       $21.62       $19.82       $15.15       $21.99       $17.97
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                 --(d)       .03          .05          .11          .09          .15
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .10         (.78)        2.14         5.86        (5.42)        5.16
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .10         (.75)        2.19         5.97        (5.33)        5.31
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --(d)      (.08)        (.12)        (.14)        (.12)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.88)       (1.44)        (.31)       (1.06)       (1.37)       (1.17)
------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments              --           --           --         (.12)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.88)       (1.44)        (.39)       (1.30)       (1.51)       (1.29)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $17.65       $19.43       $21.62       $19.82       $15.15       $21.99
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  1.10*       (3.73)       11.47        41.72       (25.73)       30.79
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $4,553       $5,448       $8,254      $10,537       $5,926       $7,853
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .84*        1.64         1.65         1.66         1.70         1.73
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .02*         .16          .26          .62          .45          .77
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.09*      102.45       199.50       118.37        28.63        39.25
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Gains or losses on securities sold are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At February 28, 2002, the value of securities loaned amounted to $13,813,780. The fund received cash collateral of $14,313,700 which is pooled with collateral of other Putnam funds into 31 issuers of high grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2002, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2002, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2002, the fund's expenses were reduced by $41,097 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $707 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received net commissions of $18,983 and $140 from the sale of class A and class M shares, respectively, and received $124,590 and $2,012 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received $402 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $146,621,165 and $164,958,967, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,893,394         $33,999,482
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,105,294          18,447,362
---------------------------------------------------------------------------
                                             2,998,688          52,446,844

Shares
repurchased                                 (2,090,446)        (36,601,105)
---------------------------------------------------------------------------
Net increase                                   908,242         $15,845,739
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,913,672         $61,576,105
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  643,155          13,036,735
---------------------------------------------------------------------------
                                             3,556,827          74,612,840

Shares
repurchased                                 (3,170,998)        (66,205,795)
---------------------------------------------------------------------------
Net increase                                   385,829         $ 8,407,045
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    738,592         $12,888,703
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  553,698           9,047,425
---------------------------------------------------------------------------
                                             1,292,290          21,936,128

Shares
repurchased                                 (1,301,429)        (22,481,388)
---------------------------------------------------------------------------
Net decrease                                    (9,139)        $  (545,260)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,664,004         $77,045,659
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  356,614           7,103,744
---------------------------------------------------------------------------
                                             4,020,618          84,149,403

Shares
repurchased                                 (3,998,479)        (82,617,089)
---------------------------------------------------------------------------
Net increase                                    22,139         $ 1,532,314
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    204,804          $3,632,485
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   44,547             736,348
---------------------------------------------------------------------------
                                               249,351           4,368,833

Shares
repurchased                                   (139,700)         (2,436,488)
---------------------------------------------------------------------------
Net increase                                   109,651          $1,932,345
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    401,403          $8,450,662
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,000             281,814
---------------------------------------------------------------------------
                                               415,403           8,732,476

Shares
repurchased                                   (194,876)         (4,015,211)
---------------------------------------------------------------------------
Net increase                                   220,527          $4,717,265
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     22,666           $ 403,182
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   24,974             415,323
---------------------------------------------------------------------------
                                                47,640             818,505

Shares
repurchased                                    (70,097)         (1,244,455)
---------------------------------------------------------------------------
Net decrease                                   (22,457)          $(425,950)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    135,083         $ 2,860,473
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,414             412,158
---------------------------------------------------------------------------
                                               155,497           3,272,631

Shares
repurchased                                   (256,791)         (5,286,911)
---------------------------------------------------------------------------
Net decrease                                  (101,294)        $(2,014,280)
---------------------------------------------------------------------------


PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With more than 60 years of experience, Putnam now has over $339 billion in assets under management, 124 mutual funds, over 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to the role of the financial advisor, who continually provides sound, sensible guidance, information, and expertise to help investors reach their financial goals.

SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Justin Scott
Vice President

Paul Warren
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA007-79260  018/501/2AD  4/02